Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Net income	$ 25,818	$ 48,747	$ 21,462
Other comprehensive income (loss):
Unrealized gains (losses) on securities, not subject to income tax:	322	(71)	(294)
Unrealized holding gains (losses) on available-for-sale marketable securities arising during the period	510	(61)	(71)
Reclassification adjustment for realized gains included in net income	(188)	(10)	(223)
Foreign currency translation adjustments, net of income tax of nil	862	(479)	(573)
Net unrecognized actuarial gain (loss), net of income tax of $(168), $6 and $(25) in 2015, 2016 and 2017, respectively	(150)	1	(778)
Comprehensive income	26,852	48,198	19,817
Comprehensive loss attributable to noncontrolling interests	2,152	2,126	3,815
Comprehensive income attributable to Himax Technologies, Inc. stockholders	$ 29,004	$ 50,324	$ 23,632